HCM Dividend Sector Plus Fund
FUND SUMMARY
Investment Objective:
Long-term capital growth.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 7 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HCM Dividend Sector Plus Fund	Class A Shares	Class A1 Shares	Investor Class Shares	Class I Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	5.75%	none	none	none
Maximum Deferred Sales Charge (Load)	none	none	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HCM Dividend Sector Plus Fund		Class A Shares	Class A1 Shares	Investor Class Shares	Class I Shares	Class R Shares
Management Fees		1.25%	1.25%	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	0.40%	1.00%	0.25%	0.10%
Other Expenses	[1]	0.99%	0.99%	0.99%	0.99%	0.99%
Acquired Fund Fees and Expenses	[1][2]	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		2.51%	2.66%	3.26%	2.51%	2.36%
Fee Waiver and Expense Reimbursement	[3]	(0.50%)	(0.50%)	(0.50%)	(0.50%)	(0.50%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement		2.01%	2.16%	2.76%	2.01%	1.86%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[3]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2017, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser))) will not exceed 1.99%, 2.14%, 2.74%, 1.99%, and 1.84% of the Fund's average daily net assets attributable to Class A, Class A1, Investor Class, Class I, and Class R shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three fiscal years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Trust's Board of Trustees, on 60 days' written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example HCM Dividend Sector Plus Fund (USD $)	1 Year	3 Years
Class A Shares	767	1,267
Class A1 Shares	781	1,309
Investor Class Shares	279	957
Class I Shares	204	734
Class R Shares	239	633

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective through investments in (i) dividend paying equity securities of companies included in the S&P 500 and (ii) cash and cash equivalents.

The Fund’s investment adviser seeks to invest in companies in the S&P 500 of any market capitalization that are paying the highest dividend yields in each of the 10 major S&P 500 industry sectors.

The Fund’s investment adviser uses the HCM – BuyLine®, its proprietary quantitative investment model, to determine when the Fund should be in or out of the market. The BuyLine uses trend analysis to help identify the broad trend in the equity market. When the trend is down, the adviser starts to reduce the Fund’s exposure to equities, and, when the trend is up, the adviser increases the Fund’s exposure to equities. The adviser uses its discretion to determine how much the Fund will be in or out of the market based on the strength of the trend identified by the BuyLine. When the Fund is out of the market, it will invest in cash and cash equivalents. When the Fund is in the market, it will invest in equity securities. The Fund may be invested from 0-100% in cash and cash equivalents and 0-100% in equities depending on the strength of the trend identified by the BuyLine.

In addition, the Fund may leverage up to 33 1/3% of the Fund using a line of credit to purchase equities.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program and you should consider it just one part of your total investment program. Many factors affect the Fund’s net asset value and performance.

• Cash and Cash Equivalents Risk: When the Fund is out of the market and invests in cash and cash equivalents, there is a risk that the market will begin to rise rapidly, and the Fund will not be able to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

• Equity Securities Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Investment Model Risk: Like all quantitative analysis, the adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. No assurance can be given that the Fund will be successful under all or any market conditions.

• Leverage Risk: The Fund may use leverage. Using leverage can magnify a mutual fund’s potential for gain or loss and; therefore, amplify the effects of market volatility on a mutual fund’s share price.

• Limited History of Operations: The Fund is a new mutual fund and has no history of operations for investors to evaluate. Investors bear the risk that the Fund may not be able to implement its investment strategies or attract sufficient assets.

• Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• New Adviser Risk: The Adviser has a limited history of managing mutual funds.

• Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

• Small and Medium Capitalization Stock Risk: The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.howardcmfunds.com or by calling 1-855-969-8464.